Notes Payable - Schedule of Disaggregation of Interest Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregation of Interest Expense [Abstract]
Contractual interest expense	$ 331,736		$ 613,411
Debt discount amortization	203,096		393,962
Debt issuance cost amortization	981,154		1,950,735
Total	$ 1,515,986	$ 79,484	$ 2,958,108	$ 139,822	$ 759,300	$ 172,143